Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 17,734	$ 53,787
Restricted cash	19,560	10,385
Accounts receivable trade, net	1,764	999
Due from related parties	405	0
Inventories	2,512	1,459
Other current assets	1,457	1,829
Total current assets	43,432	68,459
FIXED ASSETS [Abstract]:
Vessels, net	381,129	597,372
Office equipment, net	15	29
Total fixed assets	381,144	597,401
OTHER ASSETS [Abstract]:
Goodwill	4,365	17,275
Deferred charges	7,358	13,086
Other non-current assets	177	180
TOTAL ASSETS	436,476	696,401
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	45,817	53,380
Trade accounts and other payables	2,595	2,340
Due to related parties	1,097	4,025
Accrued expenses	2,428	3,491
Accrued interest	1,936	1,009
Financial instruments	4,092	5,787
Below market acquired time charters	0	266
Deferred revenue - related party	142	1,041
Deferred revenue	590	1,452
Total current liabilities	58,697	72,791
Long-term debt, net of current portion	300,586	346,168
Financial instruments, net of current portion	270	2,777
Total liabilities	359,553	421,736
Commitments and contingencies
EQUITY [Abstract]:
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	279,292	279,278
Accumulated deficit	(202,370)	(4,614)
Total equity	76,923	274,665
TOTAL LIABILITIES AND EQUITY	$ 436,476	$ 696,401